Insurance Contracts - Summary of Movements in Liabilities of Short-Term Insurance Contracts (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Beginning balance, Gross	¥ 21,782
Ending balance, Gross	25,822	¥ 21,782
Gross [member]
Disclosure of types of insurance contracts [line items]
Beginning balance, Notified claims	4,319	2,781
Beginning balance, Incurred but not reported	17,672	15,623
Beginning balance, Gross	21,991	18,404
Cash paid for claims settled - Cash paid for current year claims	(34,301)	(32,804)
Cash paid for claims settled - Cash paid for prior year claims	(17,783)	(16,682)
Claims incurred - Claims arising in current year	56,938	52,589
Claims incurred - Claims arising in prior years	(611)	484
Ending balance, Notified claims	4,197	4,319
Ending balance, Incurred but not reported	22,037	17,672
Ending balance, Gross	¥ 26,234	¥ 21,991